Victory Trivalent International Fund-Core Equity Average Annual Total Returns	12 Months Ended	60 Months Ended	118 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [1]	Dec. 31, 2024
MSCI ACWI ex USA Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.53%	4.10%		4.80%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	2.03%	3.08%		4.19%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	8.58%	4.67%		5.20%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	8.69%	4.71%	4.78%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	8.53%	4.57%		5.06%
Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.68%	3.87%		4.37%
Class Y | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.73%	3.53%		3.99%

[1]	Inception date of Class R6 is March 3, 2015.